Other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables
Schedule of Other Receivables

	December 31,	December 31,
	2020	2021
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	139,364,804	154,038,237
Zhengzhou Jiahe Real Estate Co. Ltd (“Zhengzhou Jiahe”)	101,361,020	—
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	24,521,449	25,095,284
Due from contractors	16,322,092	20,298,040
Due from Zijin Royal Palace	—	44,750,333
Others	54,271,287	54,008,203

Total	335,840,652	298,190,097